Summary of Significant Accounting Policies (Policies)	3 Months Ended
Nov. 30, 2013
Summary of Significant Accounting Policies [Abstract]
Description of Business

Description of Business

Ceres, Inc. (Company) is an agricultural biotechnology company selling seeds to produce dedicated energy crops - renewable bioenergy feedstocks that can enable the large-scale replacement of petroleum and other fossil fuels. The Company uses a combination of advanced plant breeding and biotechnology to develop seed products.

In January 2010, the Company incorporated a subsidiary, Ceres Sementes do Brasil Ltda. The Company's ownership in this subsidiary is 99.9% and the Company's Chief Executive Officer owns the remaining interest.

On January 24, 2012, the Company filed an amended and restated certificate of incorporation which effected a 1 for 3 reverse stock split of the Company's issued and outstanding shares of common stock. The par value of the common stock was not adjusted as a result of the reverse stock split. All issued and outstanding shares of common stock and stock options and per share amounts contained in the Company's consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.

On February 27, 2012, the Company closed its initial public offering (IPO) of 5,750,000 shares of common stock (including 750,000 shares purchased by the underwriters upon the exercise of their option to purchase up to an additional 750,000 shares) at an offering price of $13.00 per share, resulting in net proceeds to the Company of approximately $65,158, after deducting underwriting discounts and commissions and offering expenses. Upon closing of the IPO, all of the Company's outstanding shares of convertible preferred stock were automatically converted into 15,353,221 shares of common stock, all of the Company's outstanding convertible subordinated notes (Convertible Notes) were automatically converted into 1,098,575 shares of common stock and all of the Company's outstanding convertible preferred stock warrants were automatically converted into warrants to purchase a total of 20,511 shares of common stock.

Liquidity

Liquidity

The Company has incurred substantial net losses since its inception, including net losses of $36,336, $29,410 and $32,511 for the years ended August 31, 2011, 2012, and 2013, respectively.

Management has taken certain actions to extend the Company's available working capital. The Company expects to incur additional losses related to the continued development and expansion of its business, including research and development, seed production and operations, and sales and marketing. On October 11, 2013, the Company commenced the implementation of a plan (Plan) intended to further align expenditures with the Company's near-term commercial opportunity in Brazil, shift Northern Hemisphere sorghum breeding activities to a more appropriate location, de-emphasize research and development for U.S. cellulosic feedstocks, reduce costs and conserve cash. The actions being taken under the Plan, which include, among others, a workforce reduction that will impact 17 positions in the U.S, are expected to be substantially completed by May 31, 2014.

Liquidity (unaudited)

The Company incurred losses of $6,894 and $8,205 for the three months ended November 30, 2012 and 2013 (unaudited), respectively. As of November 30, 2013, the Company had an accumulated deficit of $282,789 (unaudited).

During the three months ended November 30, 2013, the Company recorded approximately $900 of severance expense related to these workforce reductions, of which $500, $300 and $100 was recorded to research and development expense, cost of sales and general and administrative expense (unaudited), respectively. During the three months ended November 30, 2013, the Company made cash payments of approximately $200 related to these expenses, (unaudited). The remaining cash payments of approximately $700 are expected to be made prior to August 31, 2014, (unaudited). Once fully implemented, the Plan is expected to deliver cash savings of up to approximately $5,000 in fiscal year 2014 and up to approximately $8,000 to $10,000 annually thereafter. The Company estimates that it will incur total charges of approximately $1,600 during the first nine months of fiscal year 2014 with respect to the workforce reduction in the U.S., including $400 in continuation of salary and benefits of certain employees until their work is completed and their positions are eliminated and $1,200 of one-time severance and other costs, all of which will be cash expenditures.

The Company plans to finance its operations for the next 12 months with cash and investments currently on hand, with cash inflows from collaboration and grant funding and from product sales.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the accounting principles generally accepted in the United States of America (GAAP) and with the Rules and Regulations of the Securities and Exchange Commission. The consolidated financial statements include the accounts of the Company and its subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The consolidated balance sheet as of November 30, 2013, the consolidated statements of operations, comprehensive loss and cash flows for the three months ended November 30, 2012 and 2013, and the consolidated statements of stockholders' equity for the three months ended November 30, 2013 are unaudited. The amounts as of November 30, 2013 and for the three months ended November 30, 2012 and 2013 included within the notes to the consolidated financial statements are also unaudited. In the opinion of the Company's management the unaudited consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and all adjustments (which include normal recurring adjustments) necessary for a fair presentation of financial position, results of operations, comprehensive loss and cash flows, and change in stockholders' equity at November 30, 2013 and for the three months ended November 30, 2012 and 2013 have been made.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. This affects the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Significant items subject to such estimates and assumptions include the valuation of property and equipment, inventory, deferred tax assets, common stock, convertible preferred stock, stock options, warrant liabilities and convertible notes. Actual results could differ from those estimates.

Cash Equivalents

Cash Equivalents

The Company considers all highly liquid investments, with an original maturity of three months or less when purchased, to be cash equivalents. Cash equivalents totaled $16,769, $8,881 and $7,314 at August 31, 2012 and 2013 and November 30, 2013 (unaudited), respectively.

Marketable Securities

Marketable Securities

Marketable securities are classified as available for sale and are recorded at fair value, with the unrealized gains and losses, if any, net of taxes, reported as a component of shareholders' equity until realized or until a determination is made that an other-than-temporary decline in market value has occurred.

In determining whether an other-than-temporary impairment exists for debt securities, management considers: (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. Management has determined that there has been no other-than-temporary impairment of its marketable securities.

The cost of marketable securities sold is based upon the specific identification method and any realized gains or losses on the sale of investments are reflected as a component of interest income or expense. There were no sales of marketable securities during the years ended August 31, 2012 and 2013 and the three months ended November 30, 2012 and 2013 (unaudited).

The Company classifies marketable securities as current or non-current based upon whether such assets are reasonably expected to be realized in cash or sold or consumed during the normal operating cycle of the business.

Financial Instruments

Financial Instruments

The carrying value of financial instruments such as cash and cash equivalents, accounts receivables, accounts payable, and accrued expenses approximate their fair value due to the short-term nature of these instruments. At each period end, the fair value of the long-term debt approximated carrying value based on interest rates currently available to the Company.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

Assets and liabilities recorded at fair value in the consolidated financial statements are categorized based upon the level of judgment associated with the inputs used to measure their fair value. Hierarchical levels that are directly related to the amount of subjectivity associated with the inputs to the valuation of these assets or liabilities are as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company can access at the measurement date.

•	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 inputs are unobservable inputs for the asset or liability.

The following tables present the Company's financial assets that were measured at fair value on a recurring basis as of August 31, 2012 and 2013 and November 30, 2013 (unaudited), by level within the fair value hierarchy:

	August 31, 2012
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$16,769		$-	$16,769
Commercial paper - available for sale		10,187	-	10,187
Corporate bonds - available for sale	-	$29,098	-	29,098
Total	$16,769	$39,285	-	$56,054

All of the money market funds are included in cash and cash equivalents on the consolidated balance sheets.

	August 31, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$2,310	$-	$-	$2,310
Certificates of deposit - available for sale	-	4,555	-	4,555
Commercial paper - available for sale	-	2,198	-	2,198
Corporate bonds - available for sale	-	16,076	-	16,076
Total	$2,310	$22,829	$-	$25,139

  All of the money market funds and $1,199 of the commercial paper are included in cash and cash equivalents on the consolidated balance sheets.

	November 30, 2013
	Level 1	Level 2	Level 3	Total
Financial Assets
Money Market Funds	$2,781	$-	$-	$2,781
Certificates of Deposit-available for sale	-	5,040	-	5,040
Commercial Paper-available for sale	-	1,000	-	1,000
Corporate Bonds-available for sale	-	12,339	-	12,339
Total	$2,781	$18,379	$-	$21,160

All of the money market funds, $240 of the certificates of deposits and $1,012 of the corporate bonds are include in cash and cash equivalents on the condensed consolidated balance sheets.

Accounts Receivable

Accounts Receivable

Accounts receivable represents amounts owed to the Company from product sales and collaborative research and government grants. The Company had no amounts reserved for doubtful accounts at August 31, 2012 and 2013 and November 30, 2013 (unaudited) as the Company expected full collection of the accounts receivable balances.

Customers representing greater than 10% of accounts receivable were as follows (in percentages):

	As of		As of
	August 31,		November 30,
Customers	2012	2013	2013
			(Unaudited)
Customer A	47.9	37.3	39.5
Customer B	*	23.1	35.8
Customer D	13.6	**	**
Customer E	15.2	*	11.5
Customer F	**	21.8	**

*   Less than 10%

** No balance

Customers representing greater than 10% of revenues were as follows (in percentages):

				Three Months Ended
	Year Ended August 31,			November 30,
Customers	2011	2012	2013	2012	2013
				(Unaudited)
Customer A	20.5	24.7	21.2	14.8	44.4
Customer B	16.6	16.8	20.2	16.1	33.6
Customer C	20.9	*	**	**	**
Customer D	25.4	17.4	14.5	38.6	**
Customer E	*	*	*	*	13.9
Customer F	*	14.0	22.5	19.8	**

*   Less than 10%

** No revenue

Property and Equipment

Property and Equipment

Property and equipment is stated at cost. Depreciation is provided using the straight-line method over the shorter of the estimated useful lives or the remaining life of the lease. Depreciation periods for the Company's property and equipment are as follows:

Automobiles and trucks	3-5 years
Office, laboratory, farm and warehouse equipment and furniture	3-5 years
Leasehold improvements	3-10 years
Buildings	14-39 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. To the extent that an impairment indicator has occurred, recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated undiscounted future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. In fiscal years 2013 and 2012 there was an indicator that impairment has occurred. However, there was no impairment as the carrying amount of the property and equipment did not exceed the fair value of such assets.

On February 3, 2012, the Company's plant breeding and field research station located near College Station, Texas was damaged by a tornado. The impact was limited to structural damage to the building that houses office space and a small laboratory used to evaluate biomass samples and work space. A small greenhouse and tractor sheds, and some agricultural equipment were also damaged.

In fiscal year 2012, the Company impaired $1,026 in assets related to damage at the Texas facility and received insurance proceeds of $1,000 for repair costs. The remainder of the repairs, which totaled approximately $150, were completed by November 30, 2012. These remaining repairs were also covered by insurance, subject to the Company's deductible.

Common and Convertible Preferred Stock Warrant Liabilities

Common and Convertible Preferred Stock Warrant Liabilities

Prior to the closing of the IPO, the Company determined that common stock warrants issued to certain holders of convertible preferred stock were not considered indexed to the Company's common stock and therefore required liability classification. In addition, the Company accounted for its warrants to purchase shares of the Company's convertible preferred stock that were contingently redeemable as liabilities at fair value on the consolidated balance sheets. These common and convertible preferred stock warrants were subject to re-measurement at each balance sheet date and the changes in fair value, if any, were recognized as other (expense) income.

Upon the closing of the IPO, certain common and convertible preferred stock warrants, previously classified as liabilities were revalued and reclassified to additional paid-in capital as they no longer met the requirements for liability classification given the automatic conversion of the convertible preferred stock to common stock upon consummation of the IPO.

Convertible Preferred Stock

Convertible Preferred Stock

In connection with the Company's decision to file a registration statement with the Securities and Exchange Commission for the IPO, the Company adopted the provisions of Accounting Standards Codification (ASC) Topic 480-10-S99-3A, Classification and Measurement of Redeemable Securities.

The convertible preferred stock was not redeemable by the Company or at the option of the preferred stockholders. The holders of the Company's outstanding convertible preferred stock, voting or consenting together as a separate class, controlled the vote of the Company's stockholders. As a result, the holders of all series of the Company's convertible preferred stock could vote to approve a change in control under circumstances that would trigger a deemed liquidation under the Company's certificate of incorporation in effect prior to the IPO. As redemption of the convertible preferred stock through a deemed liquidation was outside the control of the Company, all shares of convertible preferred stock were classified as temporary equity rather than as a component of stockholders' equity in the Company's consolidated balance sheets. The carrying value of convertible preferred stock was recorded at its fair value at the date of issue. As discussed in Note (1), all of the outstanding shares of convertible preferred stock were automatically converted into shares of common stock upon the closing of the IPO.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements with employees using a fair value method under ASC Topic 718, Compensation - Stock Compensation, which requires the recognition of compensation expense for costs related to all stock-based payments including stock options and restricted stock awards.

The fair value method requires the Company to estimate the fair value of stock-based payment awards on the date of grant using an option pricing model. The Company uses an option pricing model to estimate the fair value of stock options granted that are expensed on a straight-line basis over the vesting period. The Company accounts for stock options issued to non-employees based on the estimated fair value of the awards using the option pricing model. The measurement of stock-based compensation to non-employees is subject to periodic adjustments as the underlying equity instruments vest, and the resulting change in value, if any, is recognized in the Company's consolidated statements of operations during the period the related services are rendered.

The Company accounts for restricted stock awards based on the quoted market price of the Company's common stock on the date of grant that are expensed on a straight-line basis over the vesting period.

Revenue Recognition

Revenue Recognition

Revenues are recognized when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) transfer of product or technology has been completed or services have been rendered; (3) the fee is fixed or determinable; and (4) collectability is reasonably assured. To date, the Company's primary source of revenues has been derived from collaborative research agreements and government grants and to a lesser extent, product sales.

Product Sales

Product sales are derived from sales of seeds, trait fees, crop management services and biomass that was delivered under certain of our sales incentive and performance based programs for the 2012-2013 growing season in Brazil. Product sales are recognized, net of discounts and allowances, once passage of title and risk of loss have occurred and contractually specified acceptance criteria have been met, provided all other revenue recognition criteria have also been met. To date, product sales have not been significant.

Collaborative Research and Government Grants

From time to time, the Company enters into research and development collaboration agreements with third parties including several biofuel producers and government agencies such as the Department of Energy (DOE) and the United States Department of Agriculture (USDA). The research and development collaboration agreements typically provide the Company with multiple revenue streams, which may include up-front, non-refundable fees for licensing certain of the Company's technologies, government grants and fees for research and development activities, and contingent milestone payments based upon achievement of contractual criteria.

•	Technology License Fees - For collaboration agreements in which the Company has continuing involvement, license fees are recognized on a straight-line basis over the term of the arrangement. Licensing fees are non-refundable and not subject to future performance.

•	Government Grants - The Company receives payments from government entities in the form of government grants. Government grants generally provide the Company with partial cost reimbursement for certain types of expenditures in return for research and development activities over a contractually defined period. Revenues from government grants are recognized in the period during which the related costs are incurred, provided that the conditions under which the government grants were provided have been met and the Company has only perfunctory obligations outstanding.

•	Research and Development Fees - Generally, fees for research and development activities are recognized as the services are performed over the performance period, as specified in the respective agreements. Certain of the Company's collaboration agreements require the Company to deliver research data by specific dates and that the collective program plan will result in reaching specific crop characteristics by certain dates. For such arrangements, the Company recognizes revenues based on the approximate percentage of completion of services under the agreement, but the revenue recognized cannot exceed payments received by the Company to date under the agreement. The research and development period is estimated at the inception of each agreement and is periodically evaluated.

•	Milestone Fees - Fees that are contingent based on achievement of substantive performance milestones at inception of the agreement are recognized based on the achievement of the milestone, as defined in the respective agreements.

Deferred Revenue

The Company recognizes deferred revenue to the extent that cash received under the collaboration agreement is in excess of the revenues recognized related to the agreement since the work under the agreement has not yet been performed, or the work has not been fully completed as prescribed in the statement of work at the balance sheet date, which is classified as other current liabilities on the accompanying condensed consolidated balance sheet.

On December 20, 2007, the Company and Campbell Soup Company (Campbell) entered into a development and license agreement under which the Company was working to improve yields of a food product. The agreement provided that the Company would receive $7,500 in payments from Campbell over a five-year period provided milestones were met. In addition, the agreement provided that the Company would be entitled to receive a royalty based on the gross sales of crop varieties created under the agreement. In December 2011, the development and license agreement was amended to extend the $7,500 in payments from Campbell over a six-year period. In November 2012, following Campbell's sale of its vegetable seed assets to a third party, the development and license agreement, as amended, was terminated and cancelled. In connection with the termination, Campbell paid the Company $550 in full and complete satisfaction of all remaining financial obligations. The Company recognized revenue of $1,683, $933 and $758 under this agreement in 2011, 2012 and 2013, respectively. Revenue recognized under this agreement for the three months ended November 30, 2012 and 2013 (unaudited), was $758 and $0, respectively.

The Company has earned research funding revenues from several agreements with the DOE, the USDA, USAID and several leading bio-fuels producers whereby the Company performed research activities and received revenues that partially reimbursed its expenses incurred. Under such grants and agreements, the Company retained a proprietary interest in the products and technology it developed. These expense reimbursements primarily consisted of direct expense sharing arrangements. The Company recorded revenue related to these grants of approximately $3,120, $2,416 and $2,355 in 2011, 2012 and 2013, respectively. The Company recorded revenue related to these grants of approximately $661 and $633 for the three months ended November 30, 2012 and 2013 (unaudited), respectively. The cumulative remaining amount to be claimed for all grants and certain collaboration agreements outstanding as of November 30, 2013 (unaudited) is approximately $2,286.

On December 16, 2008, the Company and Syngenta Biotechnology, Inc. (Syngenta) entered into a software license and collaboration agreement pursuant to which the Company provided software, software development and customer support for certain research application-based software. The agreement was structured into three phases and under the agreement, the Company received $1,500 in payments over an approximate 4.5 year period. The software delivered is comprised of multiple elements, which include software, installation, training, customization of software, and software support. On April 16, 2012, the agreement was amended to reflect Syngenta's acceptance of all software and software support services provided under the original agreement and to allow for the continuation of certain software support services during a post development support period beginning April 16, 2012 and extending until all services are terminated pursuant to the terms of the agreement. The Company recognized revenues equal to the amount of expense recognized as services were rendered until April 15, 2012, when the software support became the only undelivered element. Beginning April 16, 2012, the unrecognized revenue under the agreement is being recognized ratably over the remaining software support period. The Company recognized revenues totaling $243, $750 and $1,180 under this agreement in 2011, 2012 and 2013, respectively. The Company recognized revenues totaling $388 and $0 under this agreement during the three months ended November 30, 2012 and 2013 (unaudited), respectively.

Research and Development

Research and Development

Research and development expenses principally consist of personnel costs related to the Company's research and development staff as well as depreciation of research and development assets. Research and development expenses also include costs incurred for laboratory supplies, reimbursable costs associated with government grants and collaborative agreements, third-party contract payments, consultants, facility and related overhead costs.

Seed Inventories

Seed Inventories

At August 31, 2012, inventory consisted of work-in-process and finished good costs related to sweet sorghum seeds. At August 31, 2013, inventory consisted of work-in-process costs related to sweet sorghum seeds. At November 30, 2013 (unaudited), all seed inventory was written-off based on the lower of cost or market, based on the Company's evaluation of such inventory. Inventory costs are computed on a first-in, first-out basis and valued at the lower of cost or market with any excess cost recognized during the period within cost of product sales.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

The Company accounts for unrecognized tax benefits also in accordance with ASC 740, Income Taxes, which prescribes a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution to any related appeals or litigation, based solely on the technical merits of the position. The Company has no accrual for interest or penalties related to uncertain tax positions at August 31, 2012 and 2013 and November 30, 2012 and 2013 (unaudited), and did not recognize interest or penalties in the Statements of Operations during the years ended August 31, 2011, 2012 and 2013 and the three months ended November 30, 2012 and 2013 (unaudited).

The major jurisdictions in which the Company files income tax returns include the federal and state jurisdictions within the United States and Brazil, where it has a subsidiary. The tax years after 2008 remain open to examination by federal and state taxing jurisdictions and the tax years after 2010 remain open to examination by foreign jurisdictions. However, the Company has NOLs beginning in 1998 which would cause the statute of limitations to remain open for the year in which the NOL was incurred.

Foreign Currency Translation

Foreign Currency Translation

The Brazilian real is the functional currency of the Company's subsidiary in Brazil. Accordingly, assets and liabilities of those operations are translated into United States dollars using the current exchange rate in effect at the balance sheet date and equity accounts are translated into United States dollars using historical rates. Revenues and expenses are translated at the weighted average rate of exchange during the reporting period. Gains and losses from foreign currency translation adjustments are represented as a component of accumulated other comprehensive loss.

Accumulated Other Comprehensive Income

Accumulated Other Comprehensive Income

The Company's unrealized gains and losses on available-for-sale securities and foreign currency translation adjustments represents the components of comprehensive income (income) and have been disclosed in the consolidated statements of stockholders' equity (deficit).

The following summarizes the changes in the balances of each component of accumulated comprehensive income (loss) during the periods presented:

			Accumulated
	Foreign	Unrealized	Other
	Currency	Gains (Losses)	Comprehensive
	Translation	on Securities	Loss
Balance at August 31, 2011	$(27)	$-	$(27)
Comprehensive (loss) gain	(262)	6	(256)
Balance at August 31, 2012	(289)	6	(283)
Comprehensive loss	(395)	(18)	(413)
Balance at August 31, 2013	(684)	$(12)	(696)
Comprehensive gain (unaudited)	104	5	109
Balance at November 30, 2013 (unaudited)	(580)	(7)	(587)

Basic and Diluted Net Loss Per Share

Basic and Diluted Net Loss Per Share

Basic net loss per common share is computed by dividing net loss attributable to common stockholders by the weighted average number of common shares outstanding. Diluted net loss per common share is computed by dividing net loss available to common stockholders by the weighted average number of common shares and dilutive potential common share equivalents then outstanding, to the extent they are dilutive. Potential common shares consist of shares issuable upon the exercise of stock options and warrants (using the treasury stock method), and the weighted average conversion of the convertible preferred stock into shares of common stock (using the if-converted method). Dilutive net loss per share is the same as basic net loss per share for all periods presented because the effects of potentially dilutive items were anti-dilutive.

The following table sets forth the computation of basic and diluted net loss per common share:

	Year Ended			Three Months Ended
	August 31,			November 30,
	2011	2012	2013	2012	2013
				(Unaudited)
Net loss	$(36,336)	$(29,410)	$(32,511)	$(6,894)	$(8,205)

Basic and diluted net loss per common share	$(18.34)	$(2.18)	$(1.31)	$(0.28)	$(0.33)

The following potentially dilutive, common share equivalents were excluded from the calculation of diluted net loss per common share because their effect was antidilutive for each of the periods presented:

	Year Ended			Three Months Ended
	August 31,			November 30,
	2011	2012	2013	2012	2013
				(Unaudited)
Options to purchase common stock	2,597,285	2,778,508	2,791,556	2,756,223	3,378,818
Warrants to purchase common stock	1,994,868	2,082,045	2,082,045	2,082,045	2,082,045
Warrants to purchase convertible preferred stock	20,511	-	-	-	-
Convertible preferred stock	15,353,226	-	-	-	-
Convertible notes	1,171,818	-	-	-	-

Total	21,137,708	4,860,553	4,873,601	4,838,268	5,460,863

Segment and geographic information

Segment and geographic information

Management has determined that it has one business activity and operates in one segment as it only reports financial information on an aggregate and consolidated basis to its Chief Executive Officer, who is the Company's chief operating decision maker. Geographic information regarding the Company's operations outside of North America is not significant for any period presented.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In February 2013, the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 finalizes the requirements of ASU 2011-05 that ASU 2011-12 deferred, clarifying how to report the effect of significant reclassifications out of accumulated other comprehensive income. ASU 2013-02 is effective for reporting periods beginning after December 15, 2012 and is to be applied prospectively. The Company does not anticipate that the adoption of this ASU will materially change the presentation of its consolidated financial statements.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. ASU 2013-11 requires an entity to present an unrecognized tax benefit as a reduction of a deferred tax asset for a net operating loss (NOL) carryforward, or similar tax loss or tax credit carryforward, rather than as a liability when: (1) the uncertain tax position would reduce the NOL or other carryforward under the tax law of the applicable jurisdiction, and (2) the entity intends to use the deferred tax asset for that purpose. ASU 2013-11 changes existing presentation requirements but does not require new recurring disclosures and is effective for fiscal years, and the interim periods within those years, beginning after December 15, 2013. The Company does not anticipate that the adoption of this ASU will materially change the presentation of its consolidated financial statements.